PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, net
Less: accumulated depreciation	$ (798,193)	$ (473,027)
Property and equipment, net	2,056,424	2,351,328
Depreciation expense	228,806	211,213	$ 210,208
Recognized impairment loss	0	0	$ 434,878
Property
Property and equipment, net
Property and equipment, gross	1,958,723	2,016,287
Leasehold improvement
Property and equipment, net
Property and equipment, gross	477,349	367,235
Office equipment
Property and equipment, net
Property and equipment, gross	147,734	161,997
Less: accumulated depreciation	(480)
Vehicles
Property and equipment, net
Property and equipment, gross	141,649	144,986
Electronic equipment
Property and equipment, net
Property and equipment, gross	129,162	133,850
Less: accumulated depreciation	$ (3,052)	(23,637)
Recognized impairment loss		$ 434,878